Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.22	12.31.21	12.31.20
Net cash and Due from Banks(1)	447,544,202	462,491,302	515,787,141
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days(2)	720,162,015	353,680,977	377,306,075
Reverse repurchase Transactions Debtors(3)	115,082,496	394,499,497	178,890,224
Loans to Financial Institutions(3)	5,268,700	12,822,261	19,111,560
Overnight Placements in Foreign Banks(4)	25,191,169	10,939,346	4,886,190
Mutual Funds(5)	10,559,086	8,652,774	8,117,203
Time Deposits(3)	3,053,414	7,408,304	9,722,991
Total Cash and Cash Equivalents	1,326,861,082	1,250,494,461	1,113,821,384
(1)Net of Cash and Cash Equivalents for spot purchases or sales pending settlement.
(2)Included within Repurchase transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other financial assets.
(5)Included within Debt Securities at Fair Value through Profit or Loss.
The reconciliation of financing activities as of December 31, 2022, 2021 and 2020 is presented below:

Item	Balances at 31.12.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.22
Lease Liabilities	8,535,060	(2,675,287)	—	1,815,726	7,675,499
Debt Securities	54,487,112	(40,139,963)	67,426,678	(14,470,500)	67,303,327
Subordinated Debt Securities	51,182,953	—	—	(5,777,949)	45,405,004
Financing Received from the Argentine Central Bank and Other Financial Institutions	46,186,834	(51,426,488)	75,039,162	(32,361,264)	37,438,244
Total	160,391,959	(94,241,738)	142,465,840	(50,793,987)	157,822,074

Item	Balances at 31.12.20	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.21
Lease Liabilities	12,829,460	(3,381,869)	—	(912,531)	8,535,060
Debt Securities	50,201,358	(33,225,902)	46,521,453	(9,009,797)	54,487,112
Subordinated Debt Securities	63,666,624	—	—	(12,483,671)	51,182,953
Financing Received from the Argentine Central Bank and Other Financial Institutions	40,673,631	(34,570,938)	44,827,056	(4,742,915)	46,186,834
Total	167,371,073	(71,178,709)	91,348,509	(27,148,914)	160,391,959

Item	Balances at 31.12.19	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.20
Lease Liabilities	12,829,461	(3,919,605)	—	3,919,604	12,829,460
Debt Securities	117,047,039	(81,853,704)	34,483,183	(19,475,160)	50,201,358
Subordinated Debt Securities	62,041,180	—	—	1,625,444	63,666,624
Financing Received from the Argentine Central Bank and Other Financial Institutions	90,959,742	(103,370,372)	57,427,529	(4,343,268)	40,673,631
Total	282,877,422	(189,143,681)	91,910,712	(18,273,380)	167,371,073